Reconciliation of Cash Flows From Operating Activities - Schedule of Reconciliation of Cash Flows From Operating Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of Cash Flows From Operating Activities [Abstract]
Loss after tax	$ (53,316,618)	$ (6,033,416)	$ (16,988,681)
Share based payments (net)	34,972,395	765,947	723,392
Depreciation	6,248		8,854
Exploration costs expensed	18,236	1,244	55,104
Impairment reversal / (expense) – net	(244,542)	2,101,321	15,316,813
Foreign exchange loss	34,277
Add: Non cash proceeds from assets held for sale		25,000
Net change in working capital	582,007	1,243,154	349,389
Net cash used in operating activities	$ (17,947,997)	$ (1,896,750)	$ (535,129)